EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
$ 215,900	Adient US LLC(b) 8.09%, 04/10/2028 1-mo. LIBOR + 3.24%	$ 215,198
1,200,000	American Airlines Inc(b) 9.56%, 04/20/2028 3-mo. LIBOR + 4.38%	1,216,667
435,000	Aretec Group Inc(b) 9.33%, 03/07/2030 1-mo. LIBOR + 4.48%	427,116
402,807	Asurion LLC(b) 8.09%, 07/31/2027 1-mo. LIBOR + 3.24%	368,568
933,990	BMC Software Inc(b) 8.59%, 10/02/2025 1-mo. LIBOR + 3.74%	919,590
2,221,102	Brand Industrial Services Inc(b) 9.06%, 06/21/2024 3-mo. LIBOR + 3.88%	2,064,698
	Cengage Learning Inc(b)
456,926	9.88%,07/13/2026 3-mo. LIBOR + 4.70%	422,656
759,262	9.88%,07/14/2026 3-mo. LIBOR + 4.70%	702,318
995,273	Clarios Global LP(b) 8.09%, 04/30/2026 1-mo. LIBOR + 3.24%	959,817
1,282,109	Clear Channel Outdoor Holdings Inc(b) 8.33%, 08/21/2026 3-mo. LIBOR + 3.15%	1,192,562
775,000	Cloud Software Group Inc(b) 9.50%, 03/30/2029 1-mo. SOFR + 4.70%	718,037
741,910	CP Atlas Buyer Inc(b) 8.41%, 11/23/2027 1-mo. SOFR + 3.61%	656,178
951,562	CQP Holdco LP(b) 8.60%, 06/05/2028 1-mo. LIBOR + 3.75%	943,830
291,313	Diamond BC BV(b) 7.58%, 09/29/2028 3-mo. LIBOR + 2.40%	289,820
1,630,653	DirectV Financing LLC(b) 9.84%, 08/02/2027 1-mo. LIBOR + 4.99%	1,566,446
715,000	Entercom Media Corp(b) 7.33%, 11/18/2024 1-mo. LIBOR + 2.48%	454,621
137,900	Filtration Group Corp(b) 8.34%, 10/21/2028 1-mo. LIBOR + 3.49%	135,717
267,955	Garda World Security Corp(b) 9.11%, 10/30/2026 1-mo. SOFR + 4.31%	264,829
304,416	GFL Environmental Inc(b) 7.85%, 05/30/2025 1-mo. LIBOR + 3.00%	303,274
329,906	Global Medical Response Inc(b) 9.24%, 10/02/2025 3-mo. LIBOR + 4.06%	231,209
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 182,492	Granite US Holdings Corp(b) 8.86%, 09/30/2026 1-mo. LIBOR + 4.01%	$ 182,036
308,700	Greeneden Holdings II LLC(b) 8.84%, 12/01/2027 1-mo. LIBOR + 3.99%	304,134
	iHeartCommunications Inc(b)
146,371	7.84%,05/01/2026 1-mo. LIBOR + 2.99%	129,386
1,295,190	8.09%,05/01/2026 1-mo. LIBOR + 3.24%	1,143,329
673,060	Klockner Pentaplast of America Inc(b) 10.13%, 02/12/2026 3-mo. SOFR + 5.22%	618,374
916,304	LBM Acquisition LLC(b) 8.71%, 12/17/2027 1-mo. LIBOR + 3.86%	860,999
420,000	LSF11 A5 HoldCo LLC(b) 9.14%, 10/13/2028 1-mo. LIBOR + 4.29%	410,419
2,301,467	MajorDrive Holdings IV LLC(b) 9.00%, 06/01/2028 3-mo. LIBOR + 3.82%	2,177,763
807,873	Mattress Firm Inc(b) 9.39%, 09/25/2028 3-mo. LIBOR + 4.21%	752,332
90,000	Mauser Packaging Solutions Holding Co(b) 8.80%, 08/14/2026 1-mo. SOFR + 4.00%	89,287
610,000	Neptune Bidco US Inc(b) 9.83%, 04/11/2029 1-mo. LIBOR + 4.98%	541,375
972,687	Olympus Water US Holding Corp(b) 8.94%, 11/09/2028 3-mo. LIBOR + 3.76%	917,974
243,732	One Call Corp(b) 10.38%, 04/22/2027 3-mo. LIBOR + 5.20%	179,549
2,412,107	PECF USS Intermediate Holding III Corp(b) 9.09%, 12/15/2028 1-mo. LIBOR + 4.24%	2,021,647
2,334,981	PetsMart LLC(b) 8.66%, 02/11/2028 1-mo. SOFR + 3.85%	2,315,524
526,975	Polaris Newco LLC(b) 9.16%, 06/02/2028 3-mo. LIBOR + 3.98%	479,152
852,841	Precisely Software Inc(b) 8.82%, 04/24/2028 3-mo. LIBOR + 3.64%	751,566
635,000	Proofpoint Inc(b) 11.09%, 08/31/2029 1-mo. LIBOR + 6.24%	596,106
2,419,023	Rocket Software Inc(b) 9.09%, 11/28/2025 1-mo. LIBOR + 4.24%	2,368,373
459,604	Starfruit Finco BV(b) 7.53%, 10/01/2025 3-mo. SOFR + 2.62%	455,254

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 1,920,152	Terrier Media Buyer Inc(b) 8.66%, 12/17/2026 3-mo. LIBOR + 3.48%	$ 1,690,933
	UKG Inc(b)
403,878	8.10%,05/03/2026 1-mo. LIBOR + 3.25%	391,762
724,302	8.03%,05/04/2026 3-mo. LIBOR + 2.86%	704,384
1,240,006	United AirLines Inc(b) 8.57%, 04/21/2028 3-mo. LIBOR + 3.39%	1,230,964
482,645	Vertiv Group Corp(b) 7.60%, 03/02/2027 1-mo. LIBOR + 2.75%	471,987
312,840	White Cap Buyer LLC(b) 8.56%, 10/19/2027 1-mo. SOFR + 3.76%	308,538
TOTAL BANK LOANS — 6.98% (Cost $37,866,062)		$36,146,298
CORPORATE BONDS AND NOTES
Basic Materials — 4.77%
1,640,000	ArcelorMittal SA 7.00%, 10/15/2039	1,723,244
	ATI Inc
1,625,000	5.88%, 12/01/2027	1,587,463
340,000	4.88%, 10/01/2029	309,418
240,000	Avient Corp(c) 7.13%, 08/01/2030	247,500
990,000	Axalta Coating Systems LLC(c)(d) 3.38%, 02/15/2029	848,216
504,000	Big River Steel LLC / BRS Finance Corp(c) 6.63%, 01/31/2029	500,149
	Celanese US Holdings LLC
490,000	6.17%, 07/15/2027	492,795
1,185,000	6.33%, 07/15/2029	1,198,047
	Commercial Metals Co
465,000	4.13%, 01/15/2030	410,435
1,410,000	4.38%, 03/15/2032	1,212,918
	Compass Minerals International Inc(c)
235,000	4.88%, 07/15/2024	223,172
1,015,000	6.75%, 12/01/2027	966,326
845,000	Constellium SE(c) 5.63%, 06/15/2028	797,702
1,540,000	First Quantum Minerals Ltd(c) 6.88%, 03/01/2026	1,493,811
1,550,000	Freeport-McMoRan Inc 5.45%, 03/15/2043	1,449,848
1,010,000	Herens Holdco SARL(c) 4.75%, 05/15/2028	813,050
525,000	Hudbay Minerals Inc(c) 6.13%, 04/01/2029	496,125
700,000	Ingevity Corp(c) 3.88%, 11/01/2028	599,745
990,000	Mercer International Inc 5.13%, 02/01/2029	847,806
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	Novelis Corp(c)
$ 740,000	4.75%, 01/30/2030	$ 679,908
1,180,000	3.88%, 08/15/2031	993,843
1,125,000	Olympus Water US Holding Corp(c) 4.25%, 10/01/2028	930,791
1,725,000	SCIH Salt Holdings Inc(c) 4.88%, 05/01/2028	1,537,976
865,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(c) 5.13%, 04/01/2029	531,629
1,125,000	Tronox Inc(c) 4.63%, 03/15/2029	942,075
	WR Grace Holdings LLC(c)
1,495,000	4.88%, 06/15/2027	1,441,045
500,000	5.63%, 08/15/2029	423,750
965,000	7.38%, 03/01/2031	968,648
		24,667,435
Communications — 10.34%
250,000	Altice Financing SA(c) 5.00%, 01/15/2028	203,300
	Altice France SA(c)
665,000	5.50%, 01/15/2028	546,331
560,000	5.13%, 07/15/2029	421,400
2,140,000	5.50%, 10/15/2029	1,636,364
2,840,000	Arches Buyer Inc(c)(d) 4.25%, 06/01/2028	2,373,530
	CCO Holdings LLC / CCO Holdings Capital Corp
2,535,000	5.38%, 06/01/2029(c)	2,327,764
1,540,000	4.75%, 03/01/2030(c)	1,334,248
590,000	4.25%, 02/01/2031(c)	482,419
1,665,000	4.50%, 05/01/2032	1,361,670
1,935,000	Clear Channel Outdoor Holdings Inc(c)(d) 5.13%, 08/15/2027	1,736,662
180,000	CommScope Inc(c) 6.00%, 03/01/2026	173,718
3,985,000	CSC Holdings LLC(c) 5.38%, 02/01/2028	3,264,756
1,215,000	Directv Financing LLC / Directv Financing Co-Obligor Inc(c) 5.88%, 08/15/2027	1,100,425
	DISH DBS Corp
520,000	7.75%, 07/01/2026	343,200
1,570,000	5.25%, 12/01/2026(c)	1,252,695
810,000	5.75%, 12/01/2028(c)	604,463
855,000	5.13%, 06/01/2029	455,288
	Frontier Communications Holdings LLC(c)
2,290,000	5.88%, 10/15/2027	2,081,839
1,160,000	8.75%, 05/15/2030	1,155,372
	Gen Digital Inc(c)
470,000	6.75%, 09/30/2027	472,444
730,000	7.13%, 09/30/2030	726,350
2,515,000	Gray Escrow II Inc(c) 5.38%, 11/15/2031	1,669,960

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	iHeartCommunications Inc
$ 252	8.38%, 05/01/2027	$ 183
1,240,000	5.25%, 08/15/2027(c)(d)	1,013,700
	Level 3 Financing Inc(c)
425,000	4.63%, 09/15/2027	255,531
1,570,000	4.25%, 07/01/2028	885,794
514,250	10.50%, 05/15/2030	491,109
	Match Group Holdings II LLC(c)
722,000	5.00%, 12/15/2027	683,915
910,000	4.63%, 06/01/2028	845,135
160,000	4.13%, 08/01/2030	137,760
1,410,000	3.63%, 10/01/2031	1,147,423
2,875,000	McGraw-Hill Education Inc(c) 5.75%, 08/01/2028	2,501,250
325,000	Millennium Escrow Corp(c) 6.63%, 08/01/2026	211,250
	Netflix Inc
45,000	5.88%, 02/15/2025	45,900
385,000	4.88%, 04/15/2028	383,075
1,330,000	5.88%, 11/15/2028	1,397,630
	News Corp(c)
1,240,000	3.88%, 05/15/2029	1,102,050
720,000	5.13%, 02/15/2032	675,043
	Scripps Escrow II Inc(c)
490,000	3.88%, 01/15/2029	384,485
430,000	5.38%, 01/15/2031(d)	295,625
	Sirius XM Radio Inc(c)
1,450,000	4.00%, 07/15/2028	1,245,463
315,000	4.13%, 07/01/2030	257,513
1,280,000	3.88%, 09/01/2031	995,200
530,000	Spanish Broadcasting System Inc(c) 9.75%, 03/01/2026	359,075
2,760,000	Sprint Capital Corp 6.88%, 11/15/2028	2,965,703
1,260,000	Sprint LLC 7.63%, 03/01/2026	1,332,425
1,295,000	T-Mobile USA Inc 2.88%, 02/15/2031	1,117,117
725,000	Townsquare Media Inc(c) 6.88%, 02/01/2026	685,857
1,335,000	TripAdvisor Inc(c) 7.00%, 07/15/2025	1,337,922
	Univision Communications Inc(c)
990,000	6.63%, 06/01/2027	938,718
595,000	7.38%, 06/30/2030	562,537
840,000	Urban One Inc(c) 7.38%, 02/01/2028	763,140
1,435,000	Virgin Media Finance PLC(c) 5.00%, 07/15/2030	1,186,071
905,000	VZ Secured Financing BV(c) 5.00%, 01/15/2032	738,222
940,000	Ziggo Bond Co BV(c) 6.00%, 01/15/2027	867,253
		53,533,272
Principal Amount(a)		Fair Value
Consumer, Cyclical — 14.45%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(c)
$ 555,000	3.88%, 01/15/2028	$ 516,150
260,000	4.38%, 01/15/2028	240,019
2,150,000	4.00%, 10/15/2030	1,843,625
	Adient Global Holdings Ltd(c)
1,800,000	7.00%, 04/15/2028	1,850,202
975,000	8.25%, 04/15/2031	1,003,811
	Allison Transmission Inc(c)
720,000	4.75%, 10/01/2027	680,167
1,660,000	3.75%, 01/30/2031	1,416,279
	American Airlines Inc / AAdvantage Loyalty IP Ltd(c)
405,000	5.50%, 04/20/2026	398,565
405,000	5.75%, 04/20/2029	388,491
	American Builders & Contractors Supply Co Inc(c)
780,000	4.00%, 01/15/2028	710,190
835,000	3.88%, 11/15/2029	712,973
	Asbury Automotive Group Inc(c)
180,000	4.63%, 11/15/2029(d)	161,100
90,000	5.00%, 02/15/2032	78,840
	Bath & Body Works Inc
47,000	9.38%, 07/01/2025(c)(d)	50,213
885,000	7.50%, 06/15/2029(d)	903,180
900,000	6.63%, 10/01/2030(c)	877,392
910,000	6.75%, 07/01/2036	813,440
	Beacon Roofing Supply Inc(c)
225,000	4.50%, 11/15/2026	213,188
740,000	4.13%, 05/15/2029	652,954
	Boyd Gaming Corp
635,000	4.75%, 12/01/2027(d)	609,029
1,540,000	4.75%, 06/15/2031(c)	1,398,628
	Caesars Entertainment Inc(c)
660,000	4.63%, 10/15/2029(d)	577,170
710,000	7.00%, 02/15/2030	722,425
1,960,000	Caesars Resort Collection LLC / CRC Finco Inc(c) 5.75%, 07/01/2025	1,960,419
	Carnival Corp
435,000	EUR, 10.13%, 02/01/2026	495,347
1,070,000	10.50%, 02/01/2026(c)	1,114,854
1,210,000	5.75%, 03/01/2027(c)	992,599
405,000	9.88%, 08/01/2027(c)	417,188
1,465,000	CDI Escrow Issuer Inc(c) 5.75%, 04/01/2030	1,414,956
	Cinemark USA Inc(c)
75,000	8.75%, 05/01/2025	76,569
1,040,000	5.88%, 03/15/2026(d)	980,970
971,000	Clarios Global LP(c) 6.75%, 05/15/2025	981,341
185,000	Clarios Global LP / Clarios US Finance Co EUR, 4.38%, 05/15/2026	191,082
1,245,000	Delta Air Lines Inc / SkyMiles IP Ltd(c) 4.75%, 10/20/2028	1,200,817
860,000	Everi Holdings Inc(c) 5.00%, 07/15/2029	765,465

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,205,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(c) 4.63%, 01/15/2029	$ 1,057,628
270,000	Ford Motor Co(d) 7.45%, 07/16/2031	285,443
	Ford Motor Credit Co LLC
1,000,000	5.11%, 05/03/2029	938,800
8,410,000	4.00%, 11/13/2030(d)	7,146,205
440,000	Hanesbrands Inc(c)(d) 9.00%, 02/15/2031	450,450
1,915,000	Hilton Domestic Operating Co Inc 4.88%, 01/15/2030	1,834,302
2,120,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	2,091,210
865,000	IRB Holding Corp(c) 7.00%, 06/15/2025	867,630
115,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(c) 4.75%, 06/01/2027	111,694
1,655,000	Kontoor Brands Inc(c) 4.13%, 11/15/2029	1,420,293
1,335,000	Las Vegas Sands Corp 3.90%, 08/08/2029	1,205,070
2,190,000	Levi Strauss & Co(c)(d) 3.50%, 03/01/2031	1,866,975
	Live Nation Entertainment Inc(c)
985,000	5.63%, 03/15/2026	952,987
1,030,000	6.50%, 05/15/2027	1,041,066
70,000	4.75%, 10/15/2027(d)	64,750
	Macy's Retail Holdings LLC(c)
680,000	5.88%, 03/15/2030	603,500
440,000	6.13%, 03/15/2032	387,328
	Mattel Inc(c)
80,000	3.38%, 04/01/2026	75,307
385,000	5.88%, 12/15/2027	383,075
1,410,000	3.75%, 04/01/2029(d)	1,266,850
400,000	NCL Corp Ltd(c) 5.88%, 02/15/2027	373,000
	Newell Brands Inc
220,000	4.88%, 06/01/2025	214,469
2,260,000	4.70%, 04/01/2026	2,175,250
1,245,000	Penn Entertainment Inc(c) 5.63%, 01/15/2027	1,168,993
500,000	PetSmart Inc / PetSmart Finance Corp(c) 4.75%, 02/15/2028	469,375
140,000	Raptor Acquisition Corp / Raptor Co-Issuer LLC(c) 4.88%, 11/01/2026	130,200
	Ritchie Bros Holdings Inc(c)(d)
355,000	6.75%, 03/15/2028	365,590
785,000	7.75%, 03/15/2031	822,696
	Royal Caribbean Cruises Ltd(c)
265,000	4.25%, 07/01/2026	237,838
805,000	5.50%, 08/31/2026	753,118
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 850,000	9.25%, 01/15/2029	$ 903,125
170,000	7.25%, 01/15/2030	171,063
	Scotts Miracle-Gro Co
750,000	4.50%, 10/15/2029(d)	644,864
1,700,000	4.38%, 02/01/2032	1,366,333
2,060,000	Staples Inc(c) 7.50%, 04/15/2026	1,804,828
	Station Casinos LLC(c)
1,225,000	4.50%, 02/15/2028	1,105,562
985,000	4.63%, 12/01/2031	831,833
1,130,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(c) 5.88%, 05/15/2025	1,079,150
	Taylor Morrison Communities Inc(c)
330,000	5.75%, 01/15/2028	324,611
440,000	5.13%, 08/01/2030	406,154
	United Airlines Inc(c)
170,000	4.38%, 04/15/2026	162,641
375,000	4.63%, 04/15/2029	339,188
490,000	Univar Solutions USA Inc(c) 5.13%, 12/01/2027	490,343
1,610,000	Victoria's Secret & Co(c) 4.63%, 07/15/2029	1,304,486
1,110,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(c) 5.25%, 05/15/2027	1,048,950
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c)
1,915,000	5.13%, 10/01/2029	1,739,509
410,000	7.13%, 02/15/2031(d)	415,892
	Yum! Brands Inc
2,115,000	4.75%, 01/15/2030(c)	2,020,650
195,000	3.63%, 03/15/2031	171,210
305,000	5.38%, 04/01/2032	295,249
		74,796,371
Consumer, Non-Cyclical — 10.71%
204,000	1375209 BC Ltd(c) 9.00%, 01/30/2028	202,266
325,000	180 Medical Inc(c) 3.88%, 10/15/2029	287,367
1,880,000	ADT Security Corp(c) 4.13%, 08/01/2029	1,676,565
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(c)
390,000	7.50%, 03/15/2026	400,138
2,705,000	4.88%, 02/15/2030	2,524,806
1,405,000	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL 4.63%, 06/01/2028(c)	1,187,602
	Bausch Health Cos Inc(c)
1,125,000	6.13%, 02/01/2027	728,100
1,725,000	4.88%, 06/01/2028	1,017,750
363,000	11.00%, 09/30/2028	267,110
72,000	14.00%, 10/15/2030	40,533

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,545,000	Block Inc(d) 3.50%, 06/01/2031	$ 1,268,831
1,000,000	Carriage Services Inc(c) 4.25%, 05/15/2029	823,645
	Centene Corp
925,000	4.63%, 12/15/2029	869,722
785,000	3.00%, 10/15/2030	661,034
	Charles River Laboratories International Inc(c)
395,000	3.75%, 03/15/2029	350,664
1,180,000	4.00%, 03/15/2031	1,032,493
	CHS / Community Health Systems Inc(c)
210,000	8.00%, 03/15/2026	202,963
155,000	5.63%, 03/15/2027	136,071
2,415,000	6.00%, 01/15/2029	2,042,800
1,370,000	5.25%, 05/15/2030	1,074,696
1,245,000	Elanco Animal Health Inc(d) 6.65%, 08/28/2028	1,175,865
	Garda World Security Corp(c)
1,295,000	4.63%, 02/15/2027	1,162,459
230,000	7.75%, 02/15/2028	226,689
	Gartner Inc(c)
1,140,000	3.63%, 06/15/2029	1,017,228
1,430,000	3.75%, 10/01/2030(d)	1,283,597
	HCA Inc
855,000	5.38%, 09/01/2026	858,045
630,000	5.63%, 09/01/2028	637,319
1,405,000	3.50%, 09/01/2030	1,251,419
1,475,000	Herc Holdings Inc(c) 5.50%, 07/15/2027	1,423,375
1,670,000	Jazz Securities Designated Activity Co(c) 4.38%, 01/15/2029	1,536,400
	Lamb Weston Holdings Inc(c)
975,000	4.88%, 05/15/2028	945,700
975,000	4.13%, 01/31/2030	892,125
2,855,000	Medline Borrower LP(c) 3.88%, 04/01/2029	2,476,712
1,690,000	Neptune Bidco US Inc(c) 9.29%, 04/15/2029	1,566,799
255,000	Option Care Health Inc(c) 4.38%, 10/31/2029	225,188
	Organon & Co / Organon Foreign Debt Co-Issuer BV(c)
1,255,000	4.13%, 04/30/2028	1,147,208
200,000	5.13%, 04/30/2031	177,528
	Owens & Minor Inc(c)
1,055,000	4.50%, 03/31/2029(d)	823,064
1,260,000	6.63%, 04/01/2030	1,082,025
	Prime Security Services Borrower LLC / Prime Finance Inc(c)
200,000	3.38%, 08/31/2027	179,250
365,000	6.25%, 01/15/2028(d)	341,275
	Sabre GLBL Inc(c)
1,240,000	9.25%, 04/15/2025	1,168,080
250,000	7.38%, 09/01/2025	223,374
	Service Corp International
290,000	7.50%, 04/01/2027	300,190
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 710,000	5.13%, 06/01/2029	$ 684,928
145,000	3.38%, 08/15/2030	123,612
2,110,000	4.00%, 05/15/2031	1,853,002
1,150,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(c) 4.63%, 11/01/2026	1,081,000
965,000	Spectrum Brands Inc(c) 5.00%, 10/01/2029	837,497
	Tenet Healthcare Corp
149,000	4.63%, 07/15/2024	146,977
1,230,000	4.88%, 01/01/2026	1,205,843
780,000	5.13%, 11/01/2027	748,840
3,010,000	4.25%, 06/01/2029	2,723,177
1,820,000	6.13%, 06/15/2030(c)	1,795,430
	Teva Pharmaceutical Finance Netherlands III BV(d)
1,725,000	6.75%, 03/01/2028	1,725,190
2,015,000	5.13%, 05/09/2029	1,825,009
720,000	7.88%, 09/15/2029	753,300
960,000	8.13%, 09/15/2031	1,007,713
		55,427,588
Energy — 12.20%
345,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(c) 7.88%, 05/15/2026	351,293
1,446,000	Antero Resources Corp(c) 7.63%, 02/01/2029	1,478,535
	Apache Corp
1,045,000	4.38%, 10/15/2028	975,043
1,095,000	5.10%, 09/01/2040	928,013
	Buckeye Partners LP
805,000	3.95%, 12/01/2026	728,372
610,000	4.50%, 03/01/2028(c)	550,665
445,000	5.85%, 11/15/2043	336,015
2,775,000	Callon Petroleum Co(c)(d) 7.50%, 06/15/2030	2,608,500
	Cheniere Energy Partners LP
760,000	4.00%, 03/01/2031	676,354
570,000	3.25%, 01/31/2032	470,888
1,305,000	Chord Energy Corp(c) 6.38%, 06/01/2026	1,292,563
	Comstock Resources Inc(c)
1,020,000	6.75%, 03/01/2029	933,341
665,000	5.88%, 01/15/2030	571,333
	Continental Resources Inc
520,000	4.50%, 04/15/2023(d)	519,349
375,000	5.75%, 01/15/2031(c)	360,369
	DCP Midstream Operating LP
485,000	5.63%, 07/15/2027	489,414
1,170,000	6.75%, 09/15/2037(c)	1,269,134
	Devon Energy Corp
390,000	7.88%, 09/30/2031	445,575
275,000	7.95%, 04/15/2032	320,645
1,540,000	Encino Acquisition Partners Holdings LLC(c) 8.50%, 05/01/2028	1,347,500

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 3,345,000	Endeavor Energy Resources LP / EER Finance Inc(c) 5.75%, 01/30/2028	$ 3,319,912
2,120,000	Energy Transfer LP(d)(e) 6.63%, Perpetual	1,579,025
2,110,000	EnLink Midstream LLC(c) 5.63%, 01/15/2028	2,067,800
930,000	EQT Corp 7.00%, 02/01/2030	973,412
	Hess Midstream Operations LP(c)
1,010,000	5.63%, 02/15/2026	999,799
510,000	5.13%, 06/15/2028	484,226
1,240,000	4.25%, 02/15/2030	1,107,444
480,000	5.50%, 10/15/2030	446,336
1,260,000	Holly Energy Partners LP / Holly Energy Finance Corp(c) 5.00%, 02/01/2028	1,176,306
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	114,535
1,315,000	Kinetik Holdings LP(c) 5.88%, 06/15/2030	1,265,687
950,000	Nabors Industries Inc(c) 7.38%, 05/15/2027	930,411
	Occidental Petroleum Corp
1,830,000	6.63%, 09/01/2030	1,927,301
595,000	6.13%, 01/01/2031	617,313
4,460,000	6.45%, 09/15/2036	4,689,378
2,610,000	6.20%, 03/15/2040	2,624,094
	Patterson-UTI Energy Inc
215,000	3.95%, 02/01/2028	190,943
1,845,000	5.15%, 11/15/2029	1,698,928
	Permian Resources Operating LLC(c)
502,000	5.38%, 01/15/2026	475,812
2,870,000	6.88%, 04/01/2027	2,807,781
	Precision Drilling Corp(c)
2,150,000	7.13%, 01/15/2026	2,099,604
100,000	6.88%, 01/15/2029	90,750
2,345,000	Rockcliff Energy II LLC(c) 5.50%, 10/15/2029	2,078,291
225,000	Seventy Seven Energy Inc(f)(g)(h) 6.63%, 11/15/2025	23
	SM Energy Co
865,000	5.63%, 06/01/2025	838,700
1,435,000	6.75%, 09/15/2026	1,407,247
210,000	6.50%, 07/15/2028	200,395
	Southwestern Energy Co
1,455,000	5.38%, 02/01/2029	1,371,337
1,690,000	5.38%, 03/15/2030	1,588,837
470,000	4.75%, 02/01/2032	415,005
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(c)
1,428,000	5.50%, 01/15/2028	1,305,711
315,000	6.00%, 12/31/2030	281,525
365,000	Transocean Inc(c) 8.75%, 02/15/2030	372,300
Principal Amount(a)		Fair Value
Energy — (continued)
$ 370,000	Transocean Titan Financing Ltd(c) 8.38%, 02/01/2028	$ 380,756
	USA Compression Partners LP / USA Compression Finance Corp
915,000	6.88%, 04/01/2026	889,331
390,000	6.88%, 09/01/2027	372,676
	Venture Global Calcasieu Pass LLC(c)
740,000	3.88%, 08/15/2029	667,480
185,000	6.25%, 01/15/2030	186,388
1,945,000	3.88%, 11/01/2033	1,633,800
885,000	Viper Energy Partners LP(c) 5.38%, 11/01/2027	851,123
		63,180,623
Financial — 4.14%
345,000	AG Issuer LLC(c) 6.25%, 03/01/2028	310,815
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(c)
1,360,000	4.25%, 10/15/2027	1,218,138
420,000	6.75%, 04/15/2028	415,275
	Ally Financial Inc
110,000	5.75%, 11/20/2025(d)	103,431
695,000	8.00%, 11/01/2031	729,458
655,000	AmWINS Group Inc(c) 4.88%, 06/30/2029	579,675
1,275,000	Cobra AcquisitionCo LLC(c) 6.38%, 11/01/2029	736,312
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	234,600
	Freedom Mortgage Corp(c)
1,149,000	8.25%, 04/15/2025	1,061,389
800,000	7.63%, 05/01/2026	642,872
730,000	6.63%, 01/15/2027(d)	561,516
	goeasy Ltd(c)
130,000	5.38%, 12/01/2024	122,622
1,060,000	4.38%, 05/01/2026	927,500
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
745,000	6.25%, 05/15/2026	733,136
2,505,000	5.25%, 05/15/2027	2,350,467
195,000	4.38%, 02/01/2029	167,700
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(c)
110,000	5.25%, 10/01/2025	96,777
1,270,000	4.25%, 02/01/2027	1,003,300
990,000	4.75%, 06/15/2029	715,602
393,000	Lloyds Banking Group PLC(e) 7.50%, Perpetual	371,468
	Nationstar Mortgage Holdings Inc(c)
1,415,000	5.50%, 08/15/2028	1,213,362
1,170,000	5.75%, 11/15/2031	907,526
	OneMain Finance Corp
240,000	7.13%, 03/15/2026	230,710

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,190,000	6.63%, 01/15/2028	$ 1,091,004
1,760,000	5.38%, 11/15/2029	1,480,626
	PennyMac Financial Services Inc(c)
380,000	5.38%, 10/15/2025	354,920
1,035,000	5.75%, 09/15/2031	819,627
1,515,000	PHH Mortgage Corp(c) 7.88%, 03/15/2026	1,318,076
465,000	Realogy Group LLC / Realogy Co-Issuer Corp(c) 5.75%, 01/15/2029	348,034
140,000	Service Properties Trust REIT 7.50%, 09/15/2025	138,145
	Societe Generale SA(c)(e)
330,000	4.75%, Perpetual	253,774
295,000	5.38%, Perpetual	212,381
		21,450,238
Industrial — 9.23%
	Amsted Industries Inc(c)
320,000	5.63%, 07/01/2027	311,200
845,000	4.63%, 05/15/2030	759,211
	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(c)
275,000	3.25%, 09/01/2028	236,655
1,765,000	4.00%, 09/01/2029(d)	1,381,112
600,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(c) 4.13%, 08/15/2026	559,500
1,000,000	Ball Corp EUR, 1.50%, 03/15/2027	971,716
305,000	Berry Global Inc(c)(d) 5.63%, 07/15/2027	302,961
1,090,000	Boise Cascade Co(c) 4.88%, 07/01/2030	963,451
	Bombardier Inc(c)
194,000	7.50%, 03/15/2025	193,979
780,000	7.88%, 04/15/2027	789,617
	Builders FirstSource Inc(c)
915,000	4.25%, 02/01/2032	797,321
425,000	6.38%, 06/15/2032	426,517
375,000	Camelot Return Merger Sub Inc(c) 8.75%, 08/01/2028	347,227
	Chart Industries Inc(c)
765,000	7.50%, 01/01/2030	790,413
150,000	9.50%, 01/01/2031	158,250
475,000	Clean Harbors Inc(c) 6.38%, 02/01/2031	484,621
1,630,000	Covanta Holding Corp(c) 4.88%, 12/01/2029	1,450,276
666,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	703,749
	GFL Environmental Inc(c)
1,665,000	4.00%, 08/01/2028	1,512,769
670,000	3.50%, 09/01/2028	606,350
115,000	4.75%, 06/15/2029	107,422
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 1,175,000	Graphic Packaging International LLC(c) 3.75%, 02/01/2030	$ 1,019,384
1,855,000	Great Lakes Dredge & Dock Corp(c) 5.25%, 06/01/2029	1,401,935
1,710,000	Howmet Aerospace Inc 3.00%, 01/15/2029	1,516,086
2,500,000	Imola Merger Corp(c) 4.75%, 05/15/2029	2,236,475
630,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(c) 6.00%, 09/15/2028	541,800
700,000	JELD-WEN Inc(c)(d) 4.88%, 12/15/2027	595,406
935,000	Louisiana-Pacific Corp(c) 3.63%, 03/15/2029	803,956
1,690,000	Madison IAQ LLC(c) 4.13%, 06/30/2028	1,461,850
	Masonite International Corp(c)
170,000	5.38%, 02/01/2028	162,350
1,440,000	3.50%, 02/15/2030	1,193,483
1,170,000	Mauser Packaging Solutions Holding Co(c) 7.88%, 08/15/2026	1,170,000
495,000	MIWD Holdco II LLC / MIWD Finance Corp(c) 5.50%, 02/01/2030	418,275
1,565,000	Roller Bearing Co of America Inc(c) 4.38%, 10/15/2029	1,397,404
	Sensata Technologies BV(c)
2,560,000	4.00%, 04/15/2029	2,312,896
280,000	5.88%, 09/01/2030	277,550
1,285,000	Sensata Technologies Inc(c) 3.75%, 02/15/2031	1,124,375
	Standard Industries Inc
205,000	EUR, 2.25%, 11/21/2026	192,370
715,000	5.00%, 02/15/2027(c)	679,050
1,250,000	4.75%, 01/15/2028(c)	1,167,725
820,000	4.38%, 07/15/2030(c)	713,400
590,000	3.38%, 01/15/2031(c)	474,174
905,000	Terex Corp(c) 5.00%, 05/15/2029	842,112
695,000	TK Elevator Midco GmbH EUR, 4.38%, 07/15/2027	680,242
	TransDigm Inc
1,255,000	6.25%, 03/15/2026(c)	1,256,142
175,000	6.38%, 06/15/2026(d)	171,063
1,135,000	5.50%, 11/15/2027	1,070,206
1,060,000	6.75%, 08/15/2028(c)	1,070,600
780,000	4.63%, 01/15/2029	693,420
2,775,000	4.88%, 05/01/2029	2,456,101
1,435,000	TTM Technologies Inc(c) 4.00%, 03/01/2029	1,248,450
2,080,000	Vertiv Group Corp(c) 4.13%, 11/15/2028	1,835,298
	WESCO Distribution Inc(c)
460,000	7.13%, 06/15/2025	467,567

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 1,230,000	7.25%, 06/15/2028	$ 1,262,964
		47,768,426
Technology — 2.72%
1,195,000	Boxer Parent Co Inc(c) 7.13%, 10/02/2025	1,189,304
1,065,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	936,657
640,000	Central Parent Inc / CDK Global Inc(c)(d) 7.25%, 06/15/2029	629,042
1,195,000	Clarivate Science Holdings Corp(c) 3.88%, 07/01/2028	1,066,501
2,005,000	Cloud Software Group Holdings Inc(c)(d) 6.50%, 03/31/2029	1,773,631
2,010,000	Crowdstrike Holdings Inc(d) 3.00%, 02/15/2029	1,754,180
1,835,000	NCR Corp(c) 5.13%, 04/15/2029	1,587,740
	Twilio Inc(d)
2,005,000	3.63%, 03/15/2029	1,729,313
820,000	3.88%, 03/15/2031	695,786
3,135,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp(c)(d) 3.88%, 02/01/2029	2,714,048
		14,076,202
Utilities — 1.13%
	Calpine Corp(c)
1,890,000	4.50%, 02/15/2028	1,753,199
470,000	4.63%, 02/01/2029	405,760
155,000	5.00%, 02/01/2031	131,210
	NRG Energy Inc(c)
350,000	10.25%, Perpetual(e)	334,463
190,000	3.75%, 06/15/2024	184,287
950,000	3.88%, 02/15/2032	760,000
185,000	Pacific Gas & Electric Co(g) 2.95%, 03/01/2026	172,090
390,000	Vistra Corp(c)(e) 7.00%, Perpetual	343,200
1,875,000	Vistra Operations Co LLC(c) 5.00%, 07/31/2027	1,772,812
		5,857,021
TOTAL CORPORATE BONDS AND NOTES — 69.69% (Cost $396,113,078)		$360,757,176
CONVERTIBLE BONDS
Basic Materials — 0.08%
469,000	MP Materials Corp(c) 0.25%, 04/01/2026	440,701
Principal Amount(a)		Fair Value
Communications — 3.78%
$ 1,916,000	Airbnb Inc(i) 4.85%, 03/15/2026	$ 1,675,542
1,276,000	Booking Holdings Inc(d) 0.75%, 05/01/2025	1,910,684
	DISH Network Corp
699,000	33.01%, 12/15/2025(i)	369,072
696,000	3.38%, 08/15/2026	358,440
1,523,000	Etsy Inc 0.25%, 06/15/2028	1,256,967
756,000	Fiverr International Ltd(i) 8.20%, 11/01/2025	623,729
619,000	Liberty Broadband Corp(c) 3.13%, 03/31/2053	605,073
656,867	Liberty Media Corp(c) 2.75%, 12/01/2049	583,626
1,348,000	Liberty Media Corp / Liberty Formula One(c) 2.25%, 08/15/2027	1,446,802
924,000	Match Group Financeco 2 Inc(c) 0.88%, 06/15/2026	823,274
1,733,000	Okta Inc 0.38%, 06/15/2026	1,474,783
1,552,000	Palo Alto Networks Inc 0.38%, 06/01/2025	3,129,608
1,396,000	Snap Inc(i) 9.12%, 05/01/2027	1,016,986
765,000	Spotify USA Inc(i) 6.58%, 03/15/2026	640,305
628,000	TechTarget Inc(i) 7.96%, 12/15/2026	484,816
1,515,000	Uber Technologies Inc(i) 5.05%, 12/15/2025	1,332,868
697,000	Upwork Inc 0.25%, 08/15/2026	546,028
	Wayfair Inc
663,000	0.63%, 10/01/2025	482,511
368,000	1.00%, 08/15/2026	242,828
553,000	Zillow Group Inc 2.75%, 05/15/2025	565,166
		19,569,108
Consumer, Cyclical — 2.48%
458,000	Burlington Stores Inc(d) 2.25%, 04/15/2025	525,841
984,000	Cheesecake Factory Inc 0.38%, 06/15/2026	814,260
425,000	Cinemark Holdings Inc(d) 4.50%, 08/15/2025	538,883
964,000	DraftKings Holdings Inc(i) 8.98%, 03/15/2028	667,088
852,000	Ford Motor Co(i) 0.03%, 03/15/2026	851,148
890,000	IMAX Corp(d) 0.50%, 04/01/2026	832,870
587,000	JetBlue Airways Corp 0.50%, 04/01/2026	450,229
1,149,000	Liberty TripAdvisor Holdings Inc(c) 0.50%, 06/30/2051	891,050

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,009,000	Live Nation Entertainment Inc(c) 3.13%, 01/15/2029	$ 989,324
	NCL Corp Ltd
431,000	5.38%, 08/01/2025	463,972
1,094,000	2.50%, 02/15/2027	821,047
671,000	Patrick Industries Inc 1.75%, 12/01/2028	605,913
615,000	Royal Caribbean Cruises Ltd(c) 6.00%, 08/15/2025	937,568
1,007,000	Shake Shack Inc(i) 7.84%, 03/01/2028	726,821
1,436,000	Southwest Airlines Co(d) 1.25%, 05/01/2025	1,631,296
1,213,000	Vail Resorts Inc(d)(i) 4.35%, 01/01/2026	1,083,361
		12,830,671
Consumer, Non-Cyclical — 3.20%
711,000	Alnylam Pharmaceuticals Inc(c) 1.00%, 09/15/2027	709,619
442,000	Ascendis Pharma A/S 2.25%, 04/01/2028	428,790
722,000	Beauty Health Co(c)(d) 1.25%, 10/01/2026	601,065
	Block Inc
547,000	0.13%, 03/01/2025	522,658
1,062,000	0.25%, 11/01/2027	812,430
842,000	Chegg Inc(i) 8.01%, 09/01/2026	660,962
532,000	CONMED Corp(c) 2.25%, 06/15/2027	526,946
1,737,000	Dexcom Inc(d) 0.25%, 11/15/2025	1,860,601
1,712,000	Exact Sciences Corp 0.38%, 03/01/2028	1,503,282
333,000	Guardant Health Inc(i) 10.63%, 11/15/2027	223,220
	Halozyme Therapeutics Inc
852,000	0.25%, 03/01/2027	722,076
427,000	1.00%, 08/15/2028(c)	402,447
688,000	Innoviva Inc 2.50%, 08/15/2025	654,976
544,000	Insmed Inc 0.75%, 06/01/2028	420,214
497,000	Insulet Corp 0.38%, 09/01/2026	742,269
432,000	Integer Holdings Corp(c) 2.13%, 02/15/2028	470,232
466,000	Jazz Investments I Ltd 2.00%, 06/15/2026	516,095
833,000	Lantheus Holdings Inc(c) 2.63%, 12/15/2027	1,079,195
459,000	Pacira BioSciences Inc 0.75%, 08/01/2025	419,698
280,000	Repligen Corp 0.38%, 07/15/2024	429,309
703,000	Sarepta Therapeutics Inc(c) 1.25%, 09/15/2027	843,310
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,093,000	Shift4 Payments Inc(i) (5.33%), 12/15/2025	$ 1,277,281
975,000	Teladoc Health Inc(d) 1.25%, 06/01/2027	752,011
		16,578,686
Energy — 0.89%
331,000	EQT Corp 1.75%, 05/01/2026	728,995
325,000	Nabors Industries Inc(c) 1.75%, 06/15/2029	281,450
775,000	NextEra Energy Partners LP(c)(i) 2.74%, 11/15/2025	723,075
810,000	Northern Oil & Gas Inc(c) 3.63%, 04/15/2029	864,670
587,000	Pioneer Natural Resources Co 0.25%, 05/15/2025	1,253,245
573,000	SolarEdge Technologies Inc(d)(i) (9.29%), 09/15/2025	742,608
		4,594,043
Financial — 0.17%
267,000	Realogy Group LLC / Realogy Co-Issuer Corp 0.25%, 06/15/2026	183,562
1,020,629	SoFi Technologies Inc(c)(i) 12.25%, 10/15/2026	711,889
		895,451
Industrial — 0.48%
880,000	Axon Enterprise Inc(c) 0.50%, 12/15/2027	1,030,920
906,000	John Bean Technologies Corp 0.25%, 05/15/2026	825,819
505,000	Middleby Corp 1.00%, 09/01/2025	626,334
		2,483,073
Technology — 3.56%
645,000	3D Systems Corp(i) 9.29%, 11/15/2026	482,541
923,000	Akamai Technologies Inc 0.38%, 09/01/2027	847,690
607,000	Altair Engineering Inc(c) 1.75%, 06/15/2027	706,851
1,142,000	Bentley Systems Inc 0.38%, 07/01/2027	963,848
627,000	BILL Holdings Inc(i) 7.17%, 04/01/2027	487,179
461,000	Box Inc(i) (5.06%), 01/15/2026	536,835
722,000	Ceridian HCM Holding Inc 0.25%, 03/15/2026	647,574
1,476,000	Cloudflare Inc(i) 5.46%, 08/15/2026	1,246,482

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
$ 230,000	Confluent Inc(i) 7.02%, 01/15/2027	$ 181,672
802,000	CyberArk Software Ltd(i) (6.54%), 11/15/2024	897,431
381,000	Datadog Inc 0.13%, 06/15/2025	411,290
677,000	DigitalOcean Holdings Inc(i) 7.45%, 12/01/2026	531,622
834,000	Dropbox Inc(i) 3.08%, 03/01/2028	724,251
702,000	Envestnet Inc 0.75%, 08/15/2025	633,116
834,000	Everbridge Inc(i) 7.08%, 03/15/2026	689,614
332,000	HubSpot Inc 0.38%, 06/01/2025	526,552
531,000	Impinj Inc 1.13%, 05/15/2027	753,673
803,000	Lumentum Holdings Inc 0.50%, 12/15/2026	694,595
410,000	MongoDB Inc 0.25%, 01/15/2026	529,720
	ON Semiconductor Corp
525,000	(9.48%), 05/01/2027(i)	856,993
256,000	0.50%, 03/01/2029(c)	266,140
1,053,000	RingCentral Inc(i) 7.07%, 03/01/2025	927,166
1,358,000	Splunk Inc 1.13%, 06/15/2027	1,160,411
805,000	Tyler Technologies Inc 0.25%, 03/15/2026	768,775
891,000	Unity Software Inc(i) 8.03%, 11/15/2026	690,079
720,000	Wolfspeed Inc(c) 1.88%, 12/01/2029	637,560
576,000	Zscaler Inc 0.13%, 07/01/2025	607,392
		18,407,052
Utilities — 0.21%
668,000	NRG Energy Inc 2.75%, 06/01/2048	686,370
385,000	Southern Co(c) 3.88%, 12/15/2025	389,324
		1,075,694
TOTAL CONVERTIBLE BONDS — 14.85% (Cost $80,994,023)		$76,874,479
Shares
COMMON STOCK
Basic Materials — 0.05%
6,600	ATI Inc(j)	260,436
Consumer, Non-Cyclical — 0.04%
500	Elevance Health Inc	229,905
Shares		Fair Value
Energy — 0.13%
21,195	EQT Corp	$ 676,332
Financial — 0.07%
9,069	OneMain Holdings Inc	336,279
Utilities — 0.01%
339	Genon Energy Inc(h)(j)	56,481
TOTAL COMMON STOCK — 0.30% (Cost $1,722,771)		$1,559,433
CONVERTIBLE PREFERRED STOCK
Communications — 0.17%
737	2020 Cash Mandatory Exchangeable Trust 5.25%(c)	856,947
Consumer, Cyclical — 0.09%
3,641	Aptiv PLC 5.50%	447,678
Consumer, Non-Cyclical — 0.53%
12,068	Becton Dickinson & Co 6.00%	601,107
10,858	Boston Scientific Corp 5.50%	1,308,869
666	Danaher Corp 5.00%	847,409
		2,757,385
Financial — 0.54%
1,676	Bank of America Corp 7.25%	1,948,954
13,721	KKR & Co Inc 6.00%	869,088
		2,818,042
Industrial — 0.23%
10,286	Chart Industries Inc 6.75%	547,215
5,824	RBC Bearings Inc 5.00%	657,090
		1,204,305
Utilities — 0.65%
8,488	AES Corp 6.88%	763,496
9,490	American Electric Power Co Inc 6.13%	476,208
22,732	NextEra Energy Inc 6.93%	1,048,627
7,628	PG&E Corp 5.50%	1,081,256
		3,369,587
TOTAL CONVERTIBLE PREFERRED STOCK — 2.21% (Cost $11,922,596)		$11,453,944

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
RIGHTS
Utilities — 0.01%
18,138	Texas Competitive Electric Holdings(h)(j)	$ 22,673
TOTAL RIGHTS — 0.01% (Cost $20,531)—		$22,673
WARRANTS
Financial — 0.00%(k)
132	Guaranteed Rate Inc(h)(j)	7
TOTAL WARRANTS — 0.00%(k) (Cost $27,672)		$7
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,613,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(l), 4.89%(m)	1,613,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.31% (Cost $1,613,000)		$1,613,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 7.91%
$9,022,991	Undivided interest of 10.37% in a repurchase agreement (principal amount/value $87,195,742 with a maturity value of $87,230,620) with Scotia Capital (USA) Inc, 4.80%, dated 3/31/23 to be repurchased at $9,022,991 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 5/31/27 - 2/1/53, with a value of $88,975,233.(l)	9,022,991
10,636,163	Undivided interest of 7.14% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $10,636,163 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(l)	10,636,163
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$10,636,163	Undivided interest of 7.15% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $10,636,163 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(l)	$ 10,636,163
10,636,163	Undivided interest of 7.24% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $10,636,163 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(l)	10,636,163
TOTAL SHORT TERM INVESTMENTS — 7.91% (Cost $40,931,480)		$40,931,480
TOTAL INVESTMENTS — 102.26% (Cost $571,211,213)		$529,358,490
OTHER ASSETS & LIABILITIES, NET — (2.26)%		$(11,694,828)
TOTAL NET ASSETS — 100.00%		$517,663,662

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2023.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	All or a portion of the security is on loan at March 31, 2023.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Security in bankruptcy.
(g)	Security in default.
(h)	Security is fair valued using significant unobservable inputs.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Non-income producing security.
(k)	Represents less than 0.005% of net assets.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of March 31, 2023.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
At March 31, 2023, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
BA	USD	191,101	EUR	179,100	June 21, 2023	$(4,059)
MS	USD	744,551	EUR	697,900	June 21, 2023	(15,933)
RBS	USD	315,716	EUR	295,900	June 21, 2023	(6,719)
SSB	USD	985,210	EUR	923,600	June 21, 2023	(21,215)
UBS	USD	223,838	EUR	209,800	June 21, 2023	(4,776)
					Net Depreciation	$(52,702)
Counterparty Abbreviations:
BA	Bank of America Corp
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
UBS	UBS AG
Currency Abbreviations
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing

March 31, 2023

services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights, Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.

March 31, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$36,146,298	$—	$36,146,298
Corporate Bonds and Notes	—	360,757,153	23	360,757,176
Convertible Bonds	—	76,874,479	—	76,874,479
Common Stock	1,502,952	—	56,481	1,559,433
Convertible Preferred Stock
Communications	856,947	—	—	856,947
Consumer, Cyclical	—	447,678	—	447,678
Consumer, Non-cyclical	601,107	2,156,278	—	2,757,385
Financial	1,948,954	869,088	—	2,818,042
Industrial	—	1,204,305	—	1,204,305
Utilities	—	3,369,587	—	3,369,587
	3,407,008	8,046,936	—	11,453,944
Rights	—	—	22,673	22,673
Warrants	—	—	7	7
Government Money Market Mutual Funds	1,613,000	—	—	1,613,000
Short Term Investments	—	40,931,480	—	40,931,480
Total Assets	$6,522,960	$522,756,346	$79,184	$529,358,490
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(52,702)	—	(52,702)
Total Liabilities	$0	$(52,702)	$—	$(52,702)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  The Fund held an average foreign currency contracts notional amount of $2,235,255 in forward contracts for the reporting period.

March 31, 2023